Revenue Recognition and Related Party Revenue Related Party Receivable (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable - affiliates	$ 5,596	$ 6,102
Subsidiaries
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent	75.00%	75.00%
REIT II
Related Party Transaction [Line Items]
Accounts receivable - affiliates	$ 1,636	$ 1,592
Other Parties
Related Party Transaction [Line Items]
Accounts receivable - affiliates	4,238	4,510
REIT III
Related Party Transaction [Line Items]
Contingent advisor payment holdback	$ 4,500
REIT III | Contingent Advisor Payment
Related Party Transaction [Line Items]
Contingent advisory revenue, rate	2.15%
Contractual Receivable | REIT II
Related Party Transaction [Line Items]
Accounts receivable - affiliates	$ 1,507	1,520
Contractual Receivable | REIT II | Advisory Agreement
Related Party Transaction [Line Items]
Accounts receivable - affiliates	365	256
Contractual Receivable | REIT II | Property Management and Services Revenue
Related Party Transaction [Line Items]
Accounts receivable - affiliates	1,142	1,264
Contractual Receivable | Other Parties
Related Party Transaction [Line Items]
Accounts receivable - affiliates	202	179
Contractual Receivable | Other Parties | Advisory Agreement
Related Party Transaction [Line Items]
Accounts receivable - affiliates	5	51
Contractual Receivable | Other Parties | Property Management and Services Revenue
Related Party Transaction [Line Items]
Accounts receivable - affiliates	197	128
Non-Contractual Receivable | REIT II
Related Party Transaction [Line Items]
Accounts receivable - affiliates	129	72
Non-Contractual Receivable | Other Parties
Related Party Transaction [Line Items]
Accounts receivable - affiliates	$ 4,036	$ 4,331